Related Party Balances and Transactions - Interest payable (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Huang River Investment Limited
Related Party Transaction [Line Items]
Interest payable	¥ 75	¥ 3,391